UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  DECEMBER 31, 2006
                                                -----------------
Check here if Amendment [   ]; Amendment Number:  _________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Joseph Stilwell
         ---------------
         26 Broadway
         -----------
         23rd Floor
         ----------
Address: New York, NY 10004
         ------------------

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Stilwell
          --------------------------------
Title:
Phone:     212-269-5800
           -------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph Stilwell            New York, NY           February 13, 2007
----------------------     ----------------------     ---------------
    [Signature]               [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Number 13F Information Table Entry Total: 30

Form 13F Information Table Value Total:     $129,810,000

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form  13F  File  Number         Name
        -----------------------         ----
1                                       Stilwell  Value  LLC (1)
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------------------------

(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, and Stilwell Value Partners VI, LP (together, "the Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP" and, together with the Value Funds, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds or SPLP individually maintains investment discretion over $100,000 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds has such discretion.

FORM 13F INFORMATION TABLE


                                                                                           Column
Column 1                      Column 2  Column 3    Column 4       Column 5                  6       Column 7      Column 8
----------------------------  --------  ---------   --------  ------------------  ------   --------  --------
                              Title                           Shares/Prn    Sh /   Put /   Invsymt   Other     Voting Authority
                              -------                         ----------  ------  ------   --------  --------  -------------------
Name of Issuer                of Class  Cusip       Value       Amt         Prn    Call    Dscretn   Managers   Sole   Shared  None
----------------------------  --------  ---------   --------  ----------  ------  ------   --------  --------   ------------------
Abington Community Bancorp    COM       00350R106       480     25,000      SH             Defined             25,000
American Physicians Capital   COM       028884101    36,262    905,650      SH                          1     905,650
                                                      3,003     75,000                     Defined             75,000
Atlantic Coast Federal        COM       048425102       317     17,393      SH             Defined             17,393
Bank Mutual                   COM       063750103       242     20,000      SH             Defined             20,000
Ben Franklin Bancorp          COM       082073107       245     15,000      SH             Defined             15,000
Camco Financial               COM       132618109       162     12,700      SH             Defined      1      12,700
Chicopee Bancorp              COM       168565109       313     20,000      SH             Defined             20,000
Clifton Savings Bank          COM       18712Q103       128     10,480      SH             Defined             10,480
Eastern Insurance Holdings    COM       276531404     1,456    100,000      SH             Defined            100,000
First Pactrust Bancorp        COM       33589V101       277     10,000      SH             Defined             10,000
Fox Chase Bancorp             COM       35137P106       203     15,000      SH             Defined             15,000
FPIC Insurance Group          COM       302563101    10,416    267,300      SH             Defined      1     267,300
Hudson City Bancorp           COM       443683107     2,637    190,000      SH             Defined            190,000
Legacy Bancorp                COM        5246G105       396     25,000      SH             Defined             25,000
Milennium Bancshares          COM       60037B106       499     53,500      SH             Defined      1      53,500
MutualFirst Financial         COM       62845B104       212     10,000      SH             Defined             10,000
Naugatuck Valley Financial    COM       639067107       172     13,975      SH             Defined             13,975
Newport Bancorp               COM       651754103       205     15,000      SH             Defined             15,000
North Penn Bancorp            COM       661454108       116     10,000      SH             Defined             10,000
Northeast Community Bancorp   COM       664112109       123     10,000      SH             Defined             10,000
Northwest Bancorp             COM       667328101     1,046     38,091      SH             Defined             38,091
Prudential Bancorp            COM       744319104    14,834  1,107,000      SH             Defined      1   1,107,000
                                                        268     20,000                                         20,000
Roma Financial                COM       77581P109    30,884  1,865,000      SH             Defined      1   1,865,000
                                                      1,656    100,000                                        100,000
SCPIE Holdings                COM       78402P104    22,441    858,500      SH             Defined      1     858,500
Seabright Insurance Holdings  COM       811656107       180     10,000      SH             Defined      1      10,000
United Financial Bancorp      COM       91030R103       276     20,000      SH             Defined             20,000
Wayne Savings Bancshares      COM       94624Q101       361     25,000      SH             Defined             25,000